PROPERTY AND EQUIPMENT, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 171,354	$ 136,960	$ 99,511
Impairment loss of property and equipment and leasehold improvements	255,959
Amount of accumulated impairment loss written off	$ 226,000